Consolidated Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2026	Dec. 31, 2025
Non-current assets
Intangible asset	€ 3,657	€ 3,710
Property, plant and equipment	134,935	146,479
Investments in associates	24,107	32,526
Other receivables	25,640	10,870
Deferred tax assets	651,891
Total non-current assets	840,230	193,585
Current assets
Inventories	331,347	301,533
Trade receivables	225,839	141,333
Income tax receivables	11,893	1,781
Other receivables	16,684	14,582
Prepayments	36,827	33,715
Cash and cash equivalents	964,364	616,041
Total current assets	1,586,954	1,108,985
Total assets	2,427,184	1,302,570
Equity
Share capital	8,914	8,322
Distributable equity	1,491,537	(171,143)
Total equity	1,500,451	(162,821)
Non-current liabilities
Borrowings	377,653	385,254
Contract liabilities	0	1,123
Deferred tax liabilities	0	9,623
Total non-current liabilities	377,653	396,000
Convertible notes
Borrowings	0	429,391
Derivative liabilities	0	256,231
Convertible notes current	0	685,622
Other current liabilities
Borrowings	70,152	57,141
Contract liabilities	3,893	4,944
Trade payables and accrued expenses	109,716	90,657
Other liabilities	87,518	58,204
Income tax payables	12,635	6,427
Provisions	265,166	166,396
Other current liabilities	549,080	383,769
Total current liabilities	549,080	1,069,391
Total liabilities	926,733	1,465,391
Total equity and liabilities	€ 2,427,184	€ 1,302,570